UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-21788
SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: September 30
Date of reporting period: June 30, 2010

Portfolio of Investments
Seligman TargETFund 2015
June 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Exchange-Traded Funds (99.5%)

	Shares		Value(a)
Emerging Markets (2.7%)
Vanguard Emerging Markets ETF	14,800		$562,252

Fixed Income (22.6%)
iShares Lehman US Treasury Inflation Protected Securities Fund	14,300		1,528,813
Vanguard Total Bond Market ETF	39,350		3,202,303

Total			4,731,116

International Large Cap (10.0%)
iShares MSCI EAFE Index Fund	29,200		1,358,092
Vanguard Europe Pacific ETF	25,400		742,696

Total			2,100,788

International Small Cap (2.5%)
WisdomTree International SmallCap Dividend Fund	13,100		534,218

Real Estate (6.9%)
iShares Dow Jones US Real Estate Index Fund	30,900		1,458,789

REIT (2.9%)
SPDR Dow Jones REIT ETF	12,000		612,120

U.S. Large and Mid Cap (2.2%)
iShares Dow Jones Select Dividend Index Fund	11,100	(b)	470,751

U.S. Large Cap (25.5%)
SPDR S&P 500 ETF Trust	52,000		5,367,441

U.S. Mid Cap (16.4%)
iShares Russell Midcap Index Fund	42,849		3,446,345

U.S. Small Cap (7.8%)
iShares Russell 2000 Index Fund	26,842		1,639,509

Total Exchange-Traded Funds (Cost: $21,931,223)			$20,923,329

Money Market Fund (1.0%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.276%	219,566	(c)	$219,566

Total Money Market Fund (Cost: $219,566)			$219,566

Investments of Cash Collateral Received for Securities on Loan (2.0%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Repurchase Agreements(d)
Goldman Sachs & Co. dated 06-30-10, matures 07-01-10, repurchase price $428,707	0.030%	$428,706	$428,706

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $428,706)			$428,706

Total Investments in Securities (Cost: $22,579,495)(e)			$21,571,601

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated March 31, 2010.

(b)	At June 30, 2010, security was partially or fully on loan.

(c)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at June 30, 2010.

(d)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Goldman Sachs & Co. (0.030%)

Security description	Value (a)

Fannie Mae Pool	$76,508
Government National Mortgage Association	360,772

Total market value of collateral securities	$437,280

(e)	At June 30, 2010, the cost of securities for federal income tax purposes was approximately $22,579,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$717,000
Unrealized depreciation	(1,724,000)

Net unrealized depreciation	$(1,007,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2010:

	Fair value at June 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Investments in Securities
Exchange-Traded Funds	$20,923,329	$—	$—	$20,923,329
Affiliated Money Market Fund(c)	219,566	—	—	219,566
Investments of Cash Collateral Received for Securities on Loan	428,706	—	—	428,706

Total	$21,571,601	$—	$—	$21,571,601

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.

Portfolio of Investments
Seligman TargETFund 2025
June 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Exchange-Traded Funds (99.2%)

	Shares		Value(a)
Emerging Markets (7.7%)
Vanguard Emerging Markets ETF	60,200		$2,286,998

Fixed Income (5.2%)
Vanguard Total Bond Market ETF	19,100		1,554,358

International Large Cap (9.8%)
iShares MSCI EAFE Index Fund	53,500	(b)	2,488,285
Vanguard Europe Pacific ETF	14,700		429,828

Total			2,918,113

International Small Cap (7.6%)
WisdomTree International SmallCap Dividend Fund	55,600	(b)	2,267,368

REIT (4.5%)
SPDR Dow Jones REIT ETF	26,200	(b)	1,336,462

U.S. Large Cap (19.2%)
iShares S&P 500 Index Fund	43,300	(b)	4,479,818
SPDR S&P 500 ETF Trust	11,900		1,228,318

Total			5,708,136

U.S. Mid Cap (24.8%)
iShares Russell Midcap Index Fund	91,601	(b)	7,367,468

U.S. Small Cap (20.4%)
iShares Russell 2000 Index Fund	98,221	(b)	5,999,339

Total Exchange-Traded Funds (Cost: $33,859,201)			$29,438,242

Money Market Fund (1.1%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.276%	318,120	(c)	$318,120

Total Money Market Fund (Cost: $318,120)			$318,120

Investments of Cash Collateral Received for Securities on Loan (25.3%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Repurchase Agreements(d)
Goldman Sachs & Co. dated 06-30-10, matures 07-01-10, repurchase price $7,499,912	0.030%	$7,499,906	$7,499,906

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $7,499,906)			$7,499,906

Total Investments in Securities (Cost: $41,677,227)(e)			$37,256,268

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated March 31, 2010.

(b)	At June 30, 2010, security was partially or fully on loan.

(c)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at June 30, 2010.

(d)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Goldman Sachs & Co. (0.030%)

Security description	Value (a)

Fannie Mae Pool	$1,338,459
Government National Mortgage Association	6,311,445

Total market value of collateral securities	$7,649,904

(e)	At June 30, 2010, the cost of securities for federal income tax purposes was approximately $41,677,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$409,000
Unrealized depreciation	(4,830,000)

Net unrealized depreciation	$(4,421,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2010:

	Fair value at June 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Investments in Securities
Exchange-Traded Funds	$29,438,242	$—	$—	$29,438,242
Affiliated Money Market Fund(c)	318,120	—	—	318,120
Investments of Cash Collateral Received for Securities on Loan	7,499,906	—	—	7,499,906

Total	$37,256,268	$—	$—	$37,256,268

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.

Portfolio of Investments
Seligman TargETFund 2035
June 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Exchange-Traded Funds (99.4%)

	Shares		Value(a)
Emerging Markets (10.0%)
Vanguard Emerging Markets ETF	22,800		$866,172

Fixed Income (5.3%)
Vanguard Total Bond Market ETF	5,600		455,728

International Large Cap (10.0%)
Vanguard Europe Pacific ETF	29,500		862,580

International Small Cap (9.9%)
WisdomTree International SmallCap Dividend Fund	20,940		853,933

U.S. Large Cap (15.0%)
SPDR S&P 500 ETF Trust	12,545		1,294,895

U.S. Mid Cap (24.6%)
iShares Russell Midcap Index Fund	26,400		2,123,352

U.S. Small Cap (24.6%)
iShares Russell 2000 Index Fund	34,745		2,122,225

Total Exchange-Traded Funds (Cost: $8,468,413)			$8,578,885

Money Market Fund (1.0%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.276%	89,059	(b)	$89,059

Total Money Market Fund (Cost: $89,059)			$89,059

Total Investments in Securities (Cost: $8,557,472)(c)			$8,667,944

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated March 31, 2010.

(b)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at June 30, 2010.

(c)	At June 30, 2010, the cost of securities for federal income tax purposes was approximately $8,557,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$390,000
Unrealized depreciation	(279,000)

Net unrealized appreciation	$111,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2010:

	Fair value at June 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Investments in Securities
Exchange-Traded Funds	$8,578,885	$—	$—	$8,578,885
Affiliated Money Market Fund(c)	89,059	—	—	89,059

Total	$8,667,944	$—	$—	$8,667,944

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.

Portfolio of Investments
Seligman TargETFund 2045
June 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Exchange-Traded Funds (99.7%)

	Shares		Value(a)
Emerging Markets (10.0%)
Vanguard Emerging Markets ETF	11,800		$448,282

Fixed Income (5.3%)
Vanguard Total Bond Market ETF	2,900		236,002

International Large Cap (10.1%)
Vanguard Europe Pacific ETF	15,375		449,565

International Small Cap (10.1%)
WisdomTree International SmallCap Dividend Fund	11,085		452,046

U.S. Large Cap (15.0%)
SPDR S&P 500 ETF Trust	6,490		669,898

U.S. Mid Cap (24.8%)
iShares Russell Midcap Index Fund	13,795		1,109,532

U.S. Small Cap (24.4%)
iShares Russell 2000 Index Fund	17,890		1,092,721

Total Exchange-Traded Funds (Cost: $4,418,620)			$4,458,046

Money Market Fund (1.2%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.276%	55,435	(b)	$55,435

Total Money Market Fund (Cost: $55,435)			$55,435

Total Investments in Securities (Cost: $4,474,055)(c)			$4,513,481

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated March 31, 2010.

(b)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at June 30, 2010.

(c)	At June 30, 2010, the cost of securities for federal income tax purposes was approximately $4,474,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$191,000
Unrealized depreciation	(152,000)

Net unrealized appreciation	$39,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2010:

	Fair value at June 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Investments in Securities
Exchange-Traded Funds	$4,458,046	$—	$—	$4,458,046
Affiliated Money Market Fund(c)	55,435	—	—	55,435

Total	$4,513,481	$—	$—	$4,513,481

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.

Portfolio of Investments
Seligman TargETFund Core
June 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Exchange-Traded Funds (99.6%)

	Shares		Value(a)
Fixed Income (36.2%)
iShares Lehman US Treasury Inflation Protected Securities Fund	76,779		$8,208,443
Vanguard Total Bond Market ETF	134,400		10,937,471

Total			19,145,914

International Large Cap (9.8%)
iShares MSCI EAFE Index Fund	78,000		3,627,780
Vanguard Europe Pacific ETF	53,400		1,561,416

Total			5,189,196

Real Estate (6.7%)
iShares Dow Jones US Real Estate Index Fund	75,200		3,550,192

REIT (2.9%)
SPDR Dow Jones REIT ETF	30,500		1,555,805

U.S. Large and Mid Cap (4.9%)
iShares Dow Jones Select Dividend Index Fund	61,281	(b)	2,598,927

U.S. Large Cap (31.8%)
SPDR S&P 500 ETF Trust	163,300		16,855,826

U.S. Mid Cap (7.3%)
iShares Russell Midcap Index Fund	48,064		3,865,788

Total Exchange-Traded Funds (Cost: $52,872,264)			$52,761,648

Money Market Fund (0.8%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.276%	426,657	(c)	$426,657

Total Money Market Fund (Cost: $426,657)			$426,657

Investments of Cash Collateral Received for Securities on Loan (4.5%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)

Repurchase Agreements(d)
Goldman Sachs & Co. dated 06-30-10, matures 07-01-10, repurchase price $2,388,796	0.030%	$2,388,794	$2,388,794

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $2,388,794)			$2,388,794

Total Investments in Securities (Cost: $55,687,715)(e)			$55,577,099

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated March 31, 2010.

(b)	At June 30, 2010, security was partially or fully on loan.

(c)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at June 30, 2010.

(d)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Goldman Sachs & Co. (0.030%)

Security description	Value (a)

Fannie Mae Pool	$426,312
Government National Mortgage Association	2,010,258

Total market value of collateral securities	$2,436,570

(e)	At June 30, 2010, the cost of securities for federal income tax purposes was approximately $55,688,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$2,677,000
Unrealized depreciation	(2,788,000)

Net unrealized depreciation	$(111,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2010:

	Fair value at June 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Investments in Securities
Exchange-Traded Funds	$52,761,648	$—	$—	$52,761,648
Affiliated Money Market Fund(c)	426,657	—	—	426,657
Investments of Cash Collateral Received for Securities on Loan	2,388,794	—	—	2,388,794

Total	$55,577,099	$—	$—	$55,577,099

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.

Item 2.	Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)                Seligman TargetHorizon ETF Portfolios, Inc.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date August 26, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date August 26, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date August 26, 2010